SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details)	Jun. 30, 2026 ILS (₪) shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2025 USD ($) shares
Number of Ordinary Shares
Authorized share capital (Shares)	20,000,000,000	20,000,000,000	20,000,000,000	20,000,000,000
Issued and paid-up share capital (Shares)	2,620,977,190	2,620,977,190	2,610,814,390	2,610,814,390
Authorized share capital | ₪	₪ 2,000,000,000		₪ 2,000,000,000
Issued and paid-up share capital	₪ 262,097,719	$ 73,776,416	₪ 261,081,439	$ 73,428,375